Property, Plant and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Property, Plant and Equipment, net [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consisted of the following:

	March 31,	September 30,
	2018	2017

Aquaculture system	$126,257	$126,257
Laboratory facilities	62,033	62,033
Computer and office equipment	119,199	117,840
Manufacturing and laboratory equipment	1,039,643	982,439
Vehicles	77,994	77,994
Leasehold improvements	342,935	337,060
	1,768,061	1,703,623
Less: accumulated depreciation	(1,054,907)	(969,418)

Depreciable assets, net	713,154	734,205
Construction in progress	263,782	145,318

	$976,936	$879,523

Property, plant and equipment, net consisted of the following:

	September 30,	September 30,
	2017	2016

Aquaculture system	$126,257	$126,257
Laboratory facilities	62,033	62,033
Computer and office equipment	117,840	102,030
Tools and equipment	982,439	894,319
Vehicles	77,994	49,347
Leasehold improvements	337,060	282,305
	1,703,623	1,516,291
Less: accumulated depreciation	(969,418)	(793,057)

Depreciable assets, net	734,205	723,234
Construction in progress	145,318	32,880

	$879,523	$756,114